Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended							12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Vehicle	Dec. 31, 2011	Dec. 31, 2013 Class B Membership Interests [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] 2012 Long Term Incentive Plan [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Class B Membership Interests [Member] Fiat [Member]	Dec. 31, 2013 Scenario, Forecast [Member] Vehicle	Aug. 31, 2011 Conversion Features Two [Member]	Dec. 31, 2013 Conversion Features Two [Member] Class B Membership Interests [Member]	Sep. 30, 2011 Conversion Features Two [Member] Class A Membership Interests [Member] Fiat [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class A Membership Interest	0.00167%
Long term growth rate	2.00%
After tax weighted average cost of capital						16.00%	16.00%	14.40%	16.50%	16.50%	16.50%
Worldwide factory shipments		2,400,000
Projected worldwide factory shipments in 2017													3,300,000
Per unit fair value	$ 10.47	$ 9.00	$ 7.63
Number of Chrysler Group Units authorized and granted	980,000,000				29,400,000									979,592,400
Discount for lack of marketability	10.00%	10.00%	10.00%
Class B membership interest issued and outstanding				0
Ownership interest												30.00%			20.00%
Percentage of ownership interest																35.00%